DEBT OBLIGATIONS (Details 3) € in Millions, $ in Millions, SFr in Billions			12 Months Ended
	Dec. 31, 2016 USD ($)	Nov. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 USD ($)	Nov. 30, 2015 USD ($)
Senior Notes And Loans [Line Items]
Repayments Of Debt			$ 1,300	€ 122
Debt Instrument Repurchased Face Amount	$ 1,200		1,200
Proceeds From Issuance Of Senior Long Term Debt | €				€ 2,000
Debt Instrument Maturity Date	Jan. 01, 2026
Line Of Credit Facility	$ 4,500		4,500					$ 3,000
Senior Notes	$ 27,265		$ 27,265				$ 8,178
Fixed Rate Senior Notes	2.40%		2.40%		2.40%	2.40%
Term Loan USD 2 Point 5 B	$ 2,500		$ 2,500
Long Term Debt Currency Portion USD	70.00%		70.00%		70.00%	70.00%
Long Term Debt Currency Portion EUR	24.00%		24.00%		24.00%	24.00%
Long Term Debt Currency Portion CHF	4.00%		4.00%		4.00%	4.00%
Long Term Debt Currency Portion JPY	2.00%		2.00%		2.00%	2.00%
Senior Notes Two Point Ninety Five Percent Maturing 2022 [Member]
Senior Notes And Loans [Line Items]
Debt Instrument Repurchased Face Amount	$ 844		$ 844
The Effective average interest rate of the newly issued notes	2.95%		2.95%		2.95%	2.95%
Debt Instrument Maturity Year.			2022	2022
Senior Notes Three Point Sixty Five Percent Maturing 2021 [Member]
Senior Notes And Loans [Line Items]
Debt Instrument Repurchased Face Amount	$ 450		$ 450
The Effective average interest rate of the newly issued notes	3.65%		3.65%		3.65%	3.65%
Debt Instrument Maturity Year.			2021	2021
Senior Notes One Point Twenty Five Percent Due March 2023 [Member]
Senior Notes And Loans [Line Items]
The Effective average interest rate of the newly issued notes	1.25%		1.25%		1.25%	1.25%
Proceeds From Issuance Of Senior Long Term Debt | €				€ 1,300
Debt Instrument Maturity Date			Mar. 31, 2023	Mar. 31, 2023
Senior Notes One Point Eight Seven Five Percent Due March 2027 [Member]
Senior Notes And Loans [Line Items]
The Effective average interest rate of the newly issued notes	1.88%		1.88%		1.88%	1.88%
Proceeds From Issuance Of Senior Long Term Debt | €				€ 700
Debt Instrument Maturity Date			Mar. 31, 2027	Mar. 31, 2027
Senior Notes Three Percent Maturing June 2015 [Member]
Senior Notes And Loans [Line Items]
Repayments Of Debt	$ 1,000
The Effective average interest rate of the newly issued notes	3.00%		3.00%		3.00%	3.00%
Debt Instrument Maturity Date			Jun. 30, 2015	Jun. 30, 2015
Swiss Franc [Member]
Senior Notes And Loans [Line Items]
LT Debt Cross Currency Swap	5.00%		5.00%		5.00%	5.00%
Netherland BV [Member]
Senior Notes And Loans [Line Items]
Repayments Of Debt		$ 950
Senior Notes		$ 15			€ 4	SFr 1
Senior Notes Until 2021 [Member]
Senior Notes And Loans [Line Items]
Senior Notes	$ 450		$ 450
Senior Notes Until 2022 [Member]
Senior Notes And Loans [Line Items]
Senior Notes	$ 844		$ 844
Senio Notes Rate	2.95%		2.95%		2.95%	2.95%
Senior Notes Until 2023 [Member]
Senior Notes And Loans [Line Items]
Senior Notes	$ 500		$ 500
Senio Notes Rate	2.80%		2.80%		2.80%	2.80%
Repaid In 2017 [Member]
Senior Notes And Loans [Line Items]
Term Loan USD Installments Rate	10.00%		10.00%		10.00%	10.00%
Repaid In 2019 [Member]
Senior Notes And Loans [Line Items]
Term Loan USD Installments Rate	20.00%		20.00%		20.00%	20.00%